Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2024
Property and Equipment [Abstract]
Schedule of Property and Equipment	Property and equipment, net consists of the following:
	June 30,	December 31,
(in thousands)	2024	2023

Cost:
Laboratory equipment	$2,130	$2,412
Computers	431	380
Office furniture & equipment	184	186
Leasehold improvements	1,431	1,431
Total cost	4,176	4,409
Accumulated depreciation:
Laboratory equipment	1,876	1,891
Computers	296	263
Office furniture & equipment	47	40
Leasehold improvements	799	676
Total accumulated depreciation	3,018	2,870
Depreciated cost	$1,158	$1,539